Schedule I: Financial Information of Aetna Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Schedule to Financial Statements [Abstract]
Schedule I: Financial Information of Aetna Inc. (Parent Company Only)
Schedule I - Financial Information of Aetna Inc.

Aetna Inc. (Parent Company Only)
Statements of Income

	For the Years Ended December 31,
(Millions)	2012	2011	2010
Net investment income	$1.5	$.8	$1.5
Other income	—	.2	—
Net realized capital gains	—	.4	3.0
Total revenue	1.5	1.4	4.5
Operating expenses	136.1	157.8	(27.8)
Interest expense	268.8	246.9	254.6
Loss on early extinguishment of long-term debt	84.9	—	—
Total expenses	489.8	404.7	226.8
Loss before income tax benefit and equity in earnings of affiliates, net	(488.3)	(403.3)	(222.3)
Income tax benefit	156.1	140.1	66.6
Equity in earnings of affiliates, net (1)	1,990.1	2,248.9	1,922.5
Net income	$1,657.9	$1,985.7	$1,766.8

(1)	Includes amortization of other acquired intangible assets after-tax of $92.3 million, $78.5 million and $61.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Comprehensive Income

	For the Years Ended December 31,
(Millions)	2012	2011	2010
Net income	$1,657.9	$1,985.7	$1,766.8
Other comprehensive income (loss), net of tax:
Previously impaired debt securities: (1)
Net unrealized gains
($3.7, $3.7, and $65.4 pretax)	2.4	2.4	42.5
Less: reclassification of gains to earnings
($5.1, $29.7, and $83.8 pretax)	3.3	19.3	67.7
Total previously impaired debt securities (1)	(.9)	(16.9)	(25.2)
All other securities:
Net unrealized gains
($468.3, $518.8, and $503.8 pretax)	304.4	337.2	327.5
Less: reclassification of gains to earnings
($113.8, $180.3, and $238.3 pretax)	74.4	117.2	188.0
Total all other securities	230.0	220.0	139.5
Foreign currency and derivatives:
Net unrealized gains (losses)
($1.4, $(14.2), and $(82.9) pretax)	.9	(9.2)	(53.9)
Less: reclassification of losses to earnings
($(5.0), $(4.3), and $(1.6) pretax)	(3.3)	(2.8)	(1.3)
Total foreign currency and derivatives	4.2	(6.4)	(52.6)
Pension and other postretirement benefit (“OPEB”) plans:
Unrealized net actuarial losses arising during the period
($(189.8), $(402.6), and $(152.8) pretax)	(123.4)	(261.7)	(99.3)
Amortization of net actuarial losses
($74.7, $63.2, and $167.8 pretax)	48.6	41.1	109.1
Amortization of prior service credit
($(4.1), $(4.1), and $(17.0) pretax)	(2.7)	(2.7)	(11.1)
Total pension and OPEB plans	(77.5)	(223.3)	(1.3)
Other comprehensive income (loss)	155.8	(26.6)	60.4
Comprehensive income	$1,813.7	$1,959.1	$1,827.2

(1)
Represents unrealized losses on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Balance Sheets

	At December 31,
(Millions)	2012	2011
Assets
Current assets:
Cash and cash equivalents	$2,206.7	$37.6
Investments	175.2	38.7
Other receivables	11.0	—
Dividend receivable from affiliate	—	425.0
Income taxes receivable	64.9	13.9
Deferred income taxes	43.2	49.8
Other current assets	32.3	31.9
Total current assets	2,533.3	596.9
Investment in affiliates (1)	15,489.8	15,354.4
Long-term investments	8.2	—
Deferred income taxes	419.8	482.6
Other long-term assets	47.3	30.0
Total assets	$18,498.4	$16,463.9

Liabilities and shareholders' equity
Current liabilities:
Short-term debt	$—	$425.9
Accrued expenses and other current liabilities	426.9	769.5
Total current liabilities	426.9	1,195.4
Long-term debt	6,481.3	3,977.7
Employee benefit liabilities	1,147.4	1,132.2
Income taxes payable	3.2	—
Other long-term liabilities	33.8	38.4
Total liabilities	8,092.6	6,343.7
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 327.6 million shares issued and outstanding in 2012; 2.6 billion shares authorized and 349.7 million shares issued and
outstanding in 2011) and additional paid-in capital	1,095.3	962.8
Retained earnings	10,343.9	10,346.6
Accumulated other comprehensive loss	(1,033.4)	(1,189.2)
Total shareholders' equity	10,405.8	10,120.2
Total liabilities and shareholders' equity	$18,498.4	$16,463.9

(1)	Includes goodwill and other acquired intangible assets of $7.0 billion and $7.2 billion at December 31, 2012 and 2011, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Shareholders' Equity

(Millions)	Number of Common Shares Outstanding	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders' Equity
Balance at December 31, 2009	430.8	470.1	10,256.7	(1,223.0)	9,503.8
Net income	—	—	1,766.8	—	1,766.8
Other comprehensive income	—	—	—	60.4	60.4
Common shares issued for benefit plans,
including tax benefits	6.0	181.9	—	—	181.9
Repurchases of common shares	(52.4)	(.5)	(1,605.5)	—	(1,606.0)
Dividends declared	—	—	(16.1)	—	(16.1)
Balance at December 31, 2010	384.4	651.5	10,401.9	(1,162.6)	9,890.8
Net income	—	—	1,985.7	—	1,985.7
Other comprehensive loss	—	—	—	(26.6)	(26.6)
Common shares issued for benefit plans,
including tax benefits	10.4	311.7	—	—	311.7
Repurchases of common shares	(45.1)	(.4)	(1,812.6)	—	(1,813.0)
Dividends declared	—	—	(228.4)	—	(228.4)
Balance at December 31, 2011	349.7	962.8	10,346.6	(1,189.2)	10,120.2
Net income	—	—	1,657.9	—	1,657.9
Other comprehensive income	—	—	—	155.8	155.8
Common shares issued for benefit plans,
including tax benefits	10.2	132.8	—	—	132.8
Repurchases of common shares	(32.3)	(.3)	(1,417.2)	—	(1,417.5)
Dividends declared	—	—	(243.4)	—	(243.4)
Balance at December 31, 2012	327.6	$1,095.3	$10,343.9	$(1,033.4)	$10,405.8

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Cash Flows

	For the Years Ended December 31,
(Millions)	2012	2011	2010
Cash flows from operating activities:
Net income	$1,657.9	$1,985.7	$1,766.8
Adjustments to reconcile net income to net cash used for operating activities:
Loss on early extinguishment of long-term debt	84.9	—	—
Equity earnings of affiliates (1)	(1,990.1)	(2,248.9)	(1,922.5)
Stock-based compensation expense	122.2	141.4	110.4
Net realized capital losses	—	(.4)	(3.0)
Net change in other assets and other liabilities	48.3	388.7	(165.9)
Net cash (used for) provided by operating activities	(76.8)	266.5	(214.2)
Cash flows from investing activities:
Proceeds from sales and maturities of investments	112.8	51.2	1.1
Cost of investments	(249.5)	—	(42.2)
Dividends received from affiliates, net	2,062.5	1,768.7	2,040.6
Cash used for acquisitions, net of cash acquired	—	(716.1)	—
Net cash provided by investing activities	1,925.8	1,103.8	1,999.5
Cash flows from financing activities:
Net repayment of long-term debt	(277.2)	(900.0)	—
Net issuance of long-term debt	2,664.8	480.1	697.8
Net issuance (repayment) of short-term debt	(425.9)	425.9	(480.8)
Common shares issued under benefit plans	(44.5)	125.5	43.2
Stock-based compensation tax benefits	50.3	38.5	22.5
Common shares repurchased	(1,417.5)	(1,813.0)	(1,606.0)
Collateral held on interest rate swaps	9.2	(2.0)	(41.7)
Dividends paid to shareholders	(239.1)	(167.2)	(16.1)
Net cash provided by (used for) financing activities	320.1	(1,812.2)	(1,381.1)
Net increase (decrease) in cash and cash equivalents	2,169.1	(441.9)	404.2
Cash and cash equivalents, beginning of period	37.6	479.5	75.3
Cash and cash equivalents, end of period	$2,206.7	$37.6	$479.5
Supplemental cash flow information:
Interest paid	$259.8	$254.0	$242.9
Income taxes refunded	282.3	247.6	198.5

(1)	Includes amortization of other acquired intangible assets after-tax of $92.3 million, $78.5 million and $61.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Refer to accompanying Notes to Financial Statements.